CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING REVENUES
OPERATING REVENUES	$ 626,733	$ 571,213	$ 539,814
OPERATING COSTS AND EXPENSES
General and administrative (including expenses to related parties of $72,847, $74,514 and $69,043 for the years ended December 31, 2019, 2018 and 2017, respectively)	(128,931)	(132,637)	(130,465)
Pre-opening costs (including expenses to related parties of $32, $152 and $101 for the years ended December 31, 2019, 2018 and 2017, respectively)	(2,567)	(4,550)	(116)
Amortization of land use right	(3,300)	(3,298)	(3,323)
Depreciation and amortization	(168,643)	(164,593)	(173,003)
Property charges and other (including expenses to related parties of $630 for the year ended December 31, 2019)	(8,521)	(4,464)	(22,210)
Total operating costs and expenses	(448,737)	(433,351)	(459,364)
OPERATING INCOME	177,996	137,862	80,450
NON-OPERATING INCOME (EXPENSES)
Interest income	5,861	3,578	2,171
Interest expenses	(132,291)	(160,508)	(159,918)
Loan commitment fees	(416)	(419)	(419)
Foreign exchange (losses) gains, net	(3,975)	1,972	466
Other income (expenses), net	430	(197)	574
Loss on extinguishment of debt	(2,995)	(2,489)	0
Costs associated with debt modification	(579)	0	0
Total non-operating expenses, net	(133,965)	(158,063)	(157,126)
INCOME (LOSS) BEFORE INCOME TAX	44,031	(20,201)	(76,676)
INCOME TAX (EXPENSE) CREDIT	(402)	(544)	239
NET INCOME (LOSS)	43,629	(20,745)	(76,437)
NET INCOME ATTRIBUTABLE TO PARTICIPATION INTEREST	(10,065)	(853)	0
NET INCOME (LOSS) ATTRIBUTABLE TO STUDIO CITY INTERNATIONAL HOLDINGS LIMITED	$ 33,564	$ (21,598)	$ (76,437)
NET INCOME (LOSS) ATTRIBUTABLE TO STUDIO CITY INTERNATIONAL HOLDINGS LIMITED PER CLASS A ORDINARY SHARE:
Basic and diluted	$ 0.139	$ (0.113)	$ (0.422)
WEIGHTED AVERAGE CLASS A ORDINARY SHARES OUTSTANDING USED IN NET INCOME (LOSS) ATTRIBUTABLE TO STUDIO CITY INTERNATIONAL HOLDINGS LIMITED PER CLASS A ORDINARY SHARE CALCULATION:
Basic and diluted	241,818,016	191,533,455	181,279,400
Provision of Gaming Related Services [Member]
OPERATING REVENUES
OPERATING REVENUES	$ 393,512	$ 339,924	$ 295,638
OPERATING COSTS AND EXPENSES
Cost of revenue	(24,179)	(20,263)	(24,019)
Rooms [Member]
OPERATING REVENUES
OPERATING REVENUES	85,975	88,317	88,699
OPERATING COSTS AND EXPENSES
Cost of revenue	(21,766)	(21,855)	(21,750)
Food and Beverage [Member]
OPERATING REVENUES
OPERATING REVENUES	68,706	65,904	60,705
OPERATING COSTS AND EXPENSES
Cost of revenue	(57,718)	(56,342)	(54,266)
Entertainment [Member]
OPERATING REVENUES
OPERATING REVENUES	21,815	12,073	18,534
OPERATING COSTS AND EXPENSES
Cost of revenue	(22,719)	(11,978)	(16,364)
Services Fee [Member]
OPERATING REVENUES
OPERATING REVENUES	39,470	39,126	39,971
Mall [Member]
OPERATING REVENUES
OPERATING REVENUES	14,844	22,298	29,498
OPERATING COSTS AND EXPENSES
Cost of revenue	(8,658)	(10,960)	(9,098)
Retail and Other [Member]
OPERATING REVENUES
OPERATING REVENUES	2,411	3,571	6,769
OPERATING COSTS AND EXPENSES
Cost of revenue	$ (1,735)	$ (2,411)	$ (4,750)